Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Assumptions to measure fair value

The Company uses a weighted average Black-Scholes option pricing model with the following assumptions to measure the fair value of derivative liability at December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019

Stock price	$0.017	$3.080
Risk free rate	0.10%	1.75%
Volatility	275%	650%
Conversion/ Exercise price	$.008-.0085	$0.800
Dividend rate	0%	0%

Schedule of Derivative Liabilities at Fair Value

The following table represents the Company’s derivative liability activity for the years ended December 31, 2019 and 2020:

Derivative liability balance, December 31, 2018	$3,833,506
Issuance of derivative liability during the period	5,721,939
Fair value of beneficial conversion feature of debt converted	(2,264,578)
Change in derivative liability during the period	(7,290,867)
Derivative liability balance, December 31, 2019	-
Issuance of derivative liability during the period	5,767,230
Fair value of beneficial conversion feature of debt converted	(2,038,392)
Change in derivative liability during the period	1,533,610
Derivative liability balance, December 31, 2020	$5,262,448